Analysis of performance by segment (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of performance by segment
Schedule of segment results

	Note	2019 $m		2018 $m		2017 $m
Asia
Insurance operations	B3(a)	2,993		2,646		2,319
Asset management		283		242		227
Total Asia		3,276		2,888		2,546

US
Jackson (US insurance operations)	B3(b)	3,038		2,552		2,854
Asset management		32		11		12
Total US		3,070		2,563		2,866
Other income and expenditure
Investment return and other income		50		70		14
Interest payable on core structural borrowingsnote (i)		(516)		(547)		(548)
Corporate expenditurenote (ii)		(460)		(490)		(465)
Total other income and expenditure		(926)		(967)		(999)
Restructuring costsnote (iii)		(110)		(75)		(35)
Adjusted IFRS operating profit based on longer-term investment returns		5,310		4,409		4,378
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(3,203)		(791)		(1,994)
Amortisation of acquisition accounting adjustmentsnote (iv)		(43)		(61)		(82)
(Loss) on disposal of businesses and corporate transactions	D1	(142)		(107)		286
Profit from continuing operations before tax attributable to shareholders		1,922		3,450		2,588
Tax credit (charge) attributable to shareholders’ returns	B4	31		(569)		(840)
Profit from continuing operations		1,953		2,881		1,748
Profit from discontinued operations	D2	1,319		1,142		1,333
Re-measurement of discontinued operations on demerger	D2	188		—		—
Cumulative exchange loss recycled from other comprehensive income	D2	(2,668)		—		—
(Loss) profit from discontinued operations		(1,161)		1,142		1,333
Profit for the year		792		4,023		3,081

Attributable to:
Equity holders of the Company
From continuing operations		1,944		2,877		1,747
From discontinued operations		(1,161)		1,142		1,333
Non-controlling interests from continuing operations		9		4		1
		792		4,023		3,081

Basic earnings per share (in cents)	Note	2019		2018		2017
Based on adjusted IFRS operating profit based on longer-term investment returns, net of tax, from continuing operationsnote (v)	B5	175.0	¢	145.2	¢	134.6	¢
Based on profit for the year from continuing operations	B5	75.1	¢	111.7	¢	68.0	¢
Based on (loss) profit for the year from discontinued operations	B5	(44.8)	¢	44.3	¢	52.0	¢

Notes

(i)	Interest charged to the income statement on debt that was substituted to M&G plc in October 2019 for 2019 was $(179) million (2018: $(128) million; 2017: $ (90) million).
(ii)	Corporate expenditure as shown above is primarily for head office functions in London and Hong Kong.
(iii)	Restructuring costs include group-wide costs incurred for IFRS 17 implementation in 2019 from continuing operations.
(iv)	Amortisation of acquisition accounting adjustments principally relate to the REALIC business of Jackson which was acquired in 2012.
(v)	Tax charges have been reflected as operating and non-operating in the same way as for the pre-tax items. Further details on tax charges are provided in note B4.

Schedules of short-term fluctuations in investment returns on shareholder-backed business

	2019 $m	2018 $m	2017 $m
Asia operationsnote (i)	657	(684)	(1)
US operationsnote (ii)	(3,757)	(134)	(2,019)
Other operations	(103)	27	26
Total	(3,203)	(791)	(1,994)

(i)     Asia operations

In Asia, the positive short-term fluctuations of $657 million (2018: negative $(684) million; 2017: negative $(1) million) principally reflect net value movements on shareholders’ assets and related liabilities following decreases in bond yields during the year.

(ii)    US operations

The short-term fluctuations in investment returns for US insurance operations are reported net of the related credit for amortisation of deferred acquisition costs of  $1,248 million as shown in note C5.2(i) (2018: debit of $(152) million; 2017: credit of $595 million) and comprise amounts in respect of the following items:

	2019 $m	2018 $m	2017 $m
Net equity hedge resultnote (a)	(4,582)	(78)	(1,920)
Other than equity-related derivativesnote (b)	678	(85)	(46)
Debt securitiesnote (c)	156	(42)	(94)
Equity-type investments: actual less longer-term return	18	51	15
Other items	(27)	20	26
Total net of related DAC amortisation	(3,757)	(134)	(2,019)

Notes

(a)	Net equity hedge result

The purpose of the inclusion of this item in short-term fluctuations in investment returns is to segregate the amount included in pre-tax profit that relates to the accounting effect of market movements on both the value of guarantees in Jackson’s variable annuity and fixed index annuity products and on the related derivatives used to manage the exposures inherent in these guarantees. The level of fees recognised in non-operating profit is determined by reference to that allowed for within the reserving basis. The variable annuity guarantees are valued in accordance with either Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures (formerly FAS 157) or ASC Topic 944, Financial Services – Insurance (formerly SOP 03-01) depending on the type of guarantee. Both approaches require an entity to determine the total fee (‘the fee assessment’) that is expected to fund future projected benefit payments arising using the assumptions applicable for that method. The method under FAS 157 requires this fee assessment to be fixed at the time of issue. As the fees included within the initial fee assessment are earned, they are included in non-operating profit to match the corresponding movement in the guarantee liability. Other guarantee fees are included in operating profit, which in 2019 was $699 million (2018: $ 657 million; 2017: $622 million), net of related DAC amortisation. As the Group applies US GAAP for the measured value of the product guarantees, the net equity hedge result also includes asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ.

The net equity hedge result therefore includes significant accounting mismatches and other factors that do not represent the economic result. These other factors include:

-	The variable annuity guarantees and fixed index annuity embedded options being only partially fair valued under ‘grandfathered’ US GAAP;
-	The interest rate exposure being managed through the other than equity-related derivative programme explained in note (b) below; and
-	Jackson’s management of its economic exposures for a number of other factors that are treated differently in the accounting frameworks such as future fees and assumed volatility levels.

The net equity hedge result can be summarised as follows:

	2019 $m	2018 $m	2017 $m
Fair value movements on equity hedge instruments*	(5,314)	399	(2,411)
Accounting value movements on the variable and fixed index annuity guarantee liabilities	(22)	(1,194)	(128)
Fee assessments net of claim payments	754	717	619
Total net of related DAC amortisation	(4,582)	(78)	(1,920)

*	Held to manage equity exposures of the variable annuity guarantees and fixed index annuity options as discussed in Explanation of Performance and Other Financial Measures.

(b)  Other than equity-related derivatives

The fluctuations for this item comprise the net effect of:

-	Fair value movements on free-standing, other than equity-related derivatives;
-	Fair value movements on the Guaranteed Minimum Income Benefit (GMIB) reinsurance asset that are not matched by movements in the underlying GMIB liability, which is not fair valued; and
-	Related amortisation of DAC.

The free-standing, other than equity-related derivatives, are held to manage interest rate exposures and durations within the general account and the variable annuity guarantees and fixed index annuity embedded options described in note (a) above. Accounting mismatches arise because of differences between the measurement basis  and presentation of the derivatives, which are fair valued with movements recorded in the income statement, and the exposures they are intended to manage.

(c)  Short-term fluctuations related to debt securities

	2019 $m	2018 $m	2017 $m
(Charges) credits in the year:
Losses on sales of impaired and deteriorating bonds	(28)	(6)	(4)
Bond write-downs	(15)	(5)	(3)
Recoveries	1	25	13
Total (charges) credits in the year	(42)	14	6
Risk margin allowance deducted from adjusted IFRS operating profit based on longer-term investment returns*	109	104	112
	67	118	118
Interest-related realised gains (losses):
Gains (losses) arising in the year	220	(12)	(55)
Less: Amortisation of gains and losses arising in current and prior years to adjusted IFRS operating profit based on longer-term investment returns	(129)	(155)	(180)
	91	(167)	(235)
Related amortisation of deferred acquisition costs	(2)	7	24
Total short-term fluctuations related to debt securities net of related DAC amortisation	156	(42)	(93)

*

The debt securities of Jackson are held in the general account of the business. Realised gains and losses are recorded in the income statement with normalised returns included in adjusted IFRS operating profit based on longer-term investment returns with variations from year to year included in the short-term fluctuations category. The risk margin reserve charge for longer-term credit-related losses included in adjusted IFRS operating profit based on longer-term investment returns of Jackson for 2019 is based on an average annual risk margin reserve of 17 basis points (2018: 18 basis points; 2017: 21 basis points) on average book values of $62.6 billion (2018: $57.1 billion; 2017: $55.3 billion) as shown below:

Schedule of average annual risk margin reserve

Moody’s rating category (or equivalent under NAIC ratings of mortgage-backed securities)

	2019			2018			2017
	Average		Annual	Average		Annual	Average		Annual
	book		expected	book		expected	book		expected
	value	RMR	loss	value	RMR	loss	value	RMR	loss
	$m	%	$m	$m	%	$m	$m	%	$m
A3 or higher	38,811	0.10	(38)	29,982	0.10	(31)	27,277	0.12	(33)
Baa1, 2 or 3	22,365	0.24	(53)	25,814	0.21	(55)	26,626	0.22	(58)
Ba1, 2 or 3	1,094	0.85	(9)	1,042	0.98	(10)	1,046	1.03	(11)
B1, 2 or 3	223	2.56	(6)	289	2.64	(8)	318	2.70	(9)
Below B3	75	3.39	(3)	11	3.69	—	23	3.78	(1)
Total	62,568	0.17	(109)	57,138	0.18	(104)	55,290	0.21	(112)

Related amortisation of deferred acquisition costs			19			22			21
Risk margin reserve charge to adjusted IFRS operating profit based on longer-term investment returns for longer-term credit-related losses			(90)			(82)			(91)

Schedule of equity-type securities

	2019			2018			2017
Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds	5.5	% to	6.7%	6.7	% to	7.2%	6.1	% to	6.5%
Other equity-type securities such as investments in limited partnerships and private equity funds	7.5	% to	8.7%	8.7	% to	9.2%	8.1	% to	8.5%

Schedule of segmental income statements

	2019 $m
				Unallocated	Group
				to a segment	total
			Total	(central	continuing
	Asia	US	segment	operations)	operations
				note (vi)
Gross premiums earned	23,757	21,209	44,966	98	45,064
Outward reinsurance premiums	(1,108)	(467)	(1,575)	(8)	(1,583)
Earned premiums, net of reinsurance	22,649	20,742	43,391	90	43,481
Other incomenote (i)	548	61	609	91	700
Total external revenuenotes (ii),(iii)	23,197	20,803	44,000	181	44,181
Intra-group revenue	—	34	34	(34)	—
Interest incomenote (iv)	1,569	2,971	4,540	67	4,607
Other investment returnnote B1.5	13,406	31,623	45,029	(81)	44,948
Total revenue, net of reinsurance	38,172	55,431	93,603	133	93,736
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(29,119)	(54,734)	(83,853)	(52)	(83,905)
Acquisition costs and other operating expenditurenote B2,	(5,157)	(1,402)	(6,559)	(724)	(7,283)
Interest on core structural borrowings	—	(20)	(20)	(496)	(516)
Gain (loss) on disposal of businesses and corporate transactionsnote D1.1	265	—	265	(407)	(142)
Total charges, net of reinsurance and loss on disposal of businesses	(34,011)	(56,156)	(90,167)	(1,679)	(91,846)
Share of profit from joint ventures and associates, net of related tax	397	—	397	—	397
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)note (v)	4,558	(725)	3,833	(1,546)	2,287
Tax charge attributable to policyholders’ returns	(365)	—	(365)	—	(365)
Profit (loss) before tax attributable to shareholders’ returns from continuing operations	4,193	(725)	3,468	(1,546)	1,922
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit for the year from continuing operations	3,725	(380)	3,345	(1,392)	1,953
Tax attributable to shareholders	468	(345)	123	(154)	(31)
Profit (loss) before tax	4,193	(725)	3,468	(1,546)	1,922
Short-term fluctuations in investment returns on shareholder-backed business	(657)	3,757	3,100	103	3,203
Amortisation of acquisition accounting adjustments	5	38	43	—	43
(Gain) loss on disposal of businesses and corporate transactionsnote D1.1	(265)	—	(265)	407	142
Adjusted IFRS operating profit based on longer-term investment returns	3,276	3,070	6,346	(1,036)	5,310

	2018 $m
				Unallocated	Group
				to a segment	total
			Total	(other	continuing
	Asia	US	segment	operations)	operations
				note (vi)
Gross premiums earnednote(vii)	21,989	23,573	45,562	52	45,614
Outward reinsurance premiums	(768)	(412)	(1,180)	(3)	(1,183)
Earned premiums, net of reinsurance	21,221	23,161	44,382	49	44,431
Other incomenote(i)	412	67	479	52	531
Total external revenuenotes (ii),(iii)	21,633	23,228	44,861	101	44,962
Intra-group revenue	56	67	123	(123)	—
Interest incomenote(iv)	1,450	2,692	4,142	68	4,210
Other investment returnnote B1.5	(4,326)	(9,085)	(13,411)	84	(13,327)
Total revenue, net of reinsurance	18,813	16,902	35,715	130	35,845
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurancenote(vii)	(11,664)	(11,736)	(23,400)	(26)	(23,426)
Acquisition costs and other operating expenditurenote B2, note(vii)	(5,162)	(2,773)	(7,935)	(592)	(8,527)
Interest on core structural borrowings	—	(20)	(20)	(527)	(547)
Loss on disposal of businesses and corporate transactionsnote D1.1	(15)	(51)	(66)	(41)	(107)
Total charges, net of reinsurance and gain on disposal of business	(16,841)	(14,580)	(31,421)	(1,186)	(32,607)
Share of profit from joint ventures and associates, net of related tax	319	—	319	—	319
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)note (v)	2,291	2,322	4,613	(1,056)	3,557
Tax charge attributable to policyholders’ returns	(107)	—	(107)	—	(107)
Profit (loss) before tax attributable to shareholders’ returns from continuing operations	2,184	2,322	4,506	(1,056)	3,450
Analysis of profit (loss) before tax attributable to shareholders’ returns from continuing operations:
Profit for the year from continuing operations	1,815	1,982	3,797	(916)	2,881
Tax attributable to shareholders	369	340	709	(140)	569
Profit (loss) before tax	2,184	2,322	4,506	(1,056)	3,450
Short-term fluctuations in investment returns on shareholder-backed business	684	134	818	(27)	791
Amortisation of acquisition accounting adjustments	5	56	61	—	61
Loss on disposal of businesses and corporate transactions	15	51	66	41	107
Adjusted IFRS operating profit (loss) based on longer-term investment returns	2,888	2,563	5,451	(1,042)	4,409

	2017 $m
				Unallocated	Group
				to a segment	total
			Total	(other	continuing
	Asia	US	segment	operations)	operations
				note (vi)
Gross premiums earned	20,220	19,545	39,765	35	39,800
Outward reinsurance premiums	(845)	(454)	(1,299)	(5)	(1,304)
Earned premiums, net of reinsurance	19,375	19,091	38,466	30	38,496
Other incomenote(i)	396	862	1,258	61	1,319
Total external revenuenote(ii),(iii)	19,771	19,953	39,724	91	39,815
Intra-group revenue	52	82	134	(134)	—
Interest incomenote(iv)	1,201	2,688	3,889	86	3,975
Other investment returnnote B1.5	10,392	21,200	31,592	7	31,599
Total revenue, net of reinsurance	31,416	43,923	75,339	50	75,389
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurancenote(vii)	(23,574)	(40,220)	(63,794)	(14)	(63,808)
Acquisition costs and other operating expenditurenote B2, note (vii)	(5,224)	(2,908)	(8,132)	(517)	(8,649)
Interest on core structural borrowings	—	(21)	(21)	(527)	(548)
Gain on disposal of businesses and corporate transactionsnote D1.1	84	208	292	—	292
Total charges, net of reinsurance and gain (loss) on disposal of businesses	(28,714)	(42,941)	(71,655)	(1,058)	(72,713)
Share of profit from joint ventures and associates, net of related tax	233	—	233	—	233
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)note (vi	2,935	982	3,917	(1,008)	2,909
Tax charge attributable to policyholders’ returns	(321)	—	(321)	—	(321)
Profit (loss) before tax attributable to shareholders’ returns from continuing operations	2,614	982	3,596	(1,008)	2,588
Analysis of profit (loss) before tax attributable to shareholders’ returns from continuing operations:
Profit for the year from continuing operations	2,288	327	2,615	(867)	1,748
Tax attributable to shareholders	326	655	981	(141)	840
Profit (loss) before tax	2,614	982	3,596	(1,008)	2,588
Short-term fluctuations in investment returns on shareholder-backed business	1	2,019	2,020	(26)	1,994
Amortisation of acquisition accounting adjustments	9	73	82	—	82
Gain on disposal of businesses and corporate transactions	(78)	(208)	(286)	—	(286)
Adjusted IFRS operating profit (loss) based on longer-term investment returns	2,546	2,866	5,412	(1,034)	4,378

Notes

(i)

Included within other income is revenue from the Group’s continuing asset management business of $453 million (2018: $287 million; 2017: $275 million). The remaining other income consists primarily of policy fee income from external customers. Other income also includes $3 million (2018: $7 million; 2017: $9 million) relating to the fee income on financial instruments that are not held at fair value through profit or loss.

(ii)

In Asia, external revenue from no one individual market exceeds 10 per cent of the Group total except for Hong Kong in 2019, 2018 and 2017 and Singapore in 2019.Total external revenue of Hong Kong is $9,821 million (2018: $10,307 million; 2017: $9,369 million) and Singapore is $4,401 million.

(iii)	Due to the nature of the business of the Group, there is no reliance on any major customers.
(iv)	Interest income includes $4 million (2018: $5 million; 2017: $4 million) accrued in respect of impaired securities.
(v)	This measure is the formal profit (loss) before tax measure under IFRS but is not the result attributable to shareholders.
(vi)	Unallocated to a segment includes central operations (Head Office functions and Group borrowings), the Group’s treasury function and Africa operations.
(vii)

In October 2018, Jackson entered into a 100 per cent reinsurance agreement with John Hancock Life Insurance Company  (John Hancock USA) to acquire a closed block of group pay-out annuity business. The transaction resulted in an addition to gross premiums earned of $5.0 billion and a corresponding increase in benefits and claims of $5.5 billion for the increase in policyholder liabilities and a decrease in other operating expenditure for negative ceding commissions of $0.5 billion at the inception of the contract. There was no material impact on adjusted IFRS operating profit based on longer-term investment returns or total profit as a result of the transaction.

Schedule of other investment return

	2019 $m	2018 $m	2017 $m
Realised and unrealised gains (losses) on securities at fair value through profit or loss	49,809	(14,867)	33,651
Realised and unrealised (losses) gains on derivatives at fair value through profit or loss	(5,825)	705	(2,940)
Realised gains on available-for-sale securities, including impairment previously recognised in other comprehensive income	185	15	(33)
Realised (losses) on loans	(3)	(1)	(4)
Dividends	1,000	740	884
Other investment (loss) income	(218)	81	41
Other investment return	44,948	(13,327)	31,599

Schedule of additional analysis of performance by segment

(a) Asia

	2019 $m				2018 $m	2017 $m
		Asset
	Insurance	management	Eliminations	Total	Total	Total
Earned premiums, net of reinsurance	22,649	—	—	22,649	21,221	19,375
Other income	143	405	—	548	412	396
Total external revenue	22,792	405	—	23,197	21,633	19,771
Intra-group revenue	—	160	(160)	—	56	52
Interest income	1,564	5	—	1,569	1,450	1,201
Other investment return	13,407	(1)	—	13,406	(4,326)	10,392
Total revenue, net of reinsurance	37,763	569	(160)	38,172	18,813	31,416
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(29,119)	—	—	(29,119)	(11,664)	(23,574)
Acquisition costs and other expenditurenote B2	(4,925)	(392)	160	(5,157)	(5,162)	(5,224)
Gain (loss) on disposal of businesses and corporate transactionsnote D1.1	265	—	—	265	(15)	84
Total charges, net of reinsurance and gain (loss) on disposal of businesses	(33,779)	(392)	160	(34,011)	(16,841)	(28,714)
Share of profit from joint ventures and associates, net of related tax	291	106	—	397	319	233
Profit before tax (being tax attributable to shareholders’ and policyholders’ returns)	4,275	283	—	4,558	2,291	2,935
Tax charge attributable to policyholders’ returns	(365)	—	—	(365)	(107)	(321)
Profit before tax attributable to shareholders' returns	3,910	283	—	4,193	2,184	2,614

Analysis of profit before tax:
Profit (loss) before tax attributable to shareholders	3,910	283	—	4,193	2,184	2,614
Short-term fluctuations in investment returns on shareholder-backed business	(657)	—	—	(657)	684	1
Amortisation of acquisition accounting adjustments	5	—	—	5	5	9
(Profit) loss on disposal of businesses and corporate transactionsnote D1.1	(265)	—	—	(265)	15	(78)
Adjusted IFRS operating profit based on longer-term investment returns	2,993	283	—	3,276	2,888	2,546

(b) US

	2019 $m				2018 $m	2017 $m
		Asset
	Insurance	management	Eliminations	Total	Total	Total
Earned premiums, net of reinsurance*	20,742	—	—	20,742	23,161	19,091
Other income	6	55	—	61	67	862
Total external revenue	20,748	55	—	20,803	23,228	19,953
Intra-group revenue	—	127	(93)	34	67	82
Interest income	2,971	—	—	2,971	2,692	2,688
Other investment return	31,621	2	—	31,623	(9,085)	21,200
Total revenue, net of reinsurance	55,340	184	(93)	55,431	16,902	43,923
Benefits and claims*	(54,734)	—	—	(54,734)	(11,736)	(40,220)
Acquisition costs and other operating expenditure*	(1,343)	(152)	93	(1,402)	(2,773)	(2,908)
Interest on core structural borrowings	(20)	—	—	(20)	(20)	(21)
(Loss) profit on disposal of businesses and corporate transactionsnote D1.1	—	—	—	—	(51)	208
Total charges, net of reinsurance and loss on disposal of businesses	(56,097)	(152)	93	(56,156)	(14,580)	(42,941)
(Loss) profit before tax	(757)	32	—	(725)	2,322	982

Analysis of (loss) profit before tax:
Profit (loss) before tax attributable to shareholders	(757)	32	—	(725)	2,322	982
Short-term fluctuations in investment returns on shareholder-backed business	3,757	—	—	3,757	134	2,019
Amortisation of acquisition accounting adjustments	38	—	—	38	56	73
Loss (profit) on disposal of businesses and corporate transactionsnote D1.1	—	—	—	—	51	(208)
Adjusted IFRS operating profit based on longer-term investment returns	3,038	32	—	3,070	2,563	2,866

*In October 2018, Jackson entered into an agreement with John Hancock Life to reinsure 100 per cent of the group pay-out annuity business. The transaction resulted in an addition to gross premiums earned of $5.0 billion and a corresponding increase in benefits and claims of $5.5 billion for the increase in policyholder liabilities and a decrease in other operating expenditure for negative ceding commissions of $0.5 billion at the inception of the contract. There was no material impact on adjusted IFRS operating profit based on longer-term investment returns or total profit as a result of the transaction.